Personnel Expenses - Summary of Personnel expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Personnel Expenses [Abstract]
Wages, salaries and other employees benefits									$ 66,358	$ 62,303	$ 42,073
Contributions to defined contribution plans									3,068	3,055	2,204
Expenses related to defined benefit plans									1,122	868	363
Equity-settled share based payment									39,745	44,716	26,795
Employee welfare expenses									3,274	3,215	2,301
Total	$ 28,216	$ 29,645	$ 28,745	$ 26,961	$ 28,427	$ 26,894	$ 29,015	$ 29,821	$ 113,567	$ 114,157	$ 73,736